OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 41,932	$ 46,422	$ 51,353
Labor costs	6,781	7,038	6,721
Logistic expenses	3,789	4,028	4,096
Depreciation and amortization	2,632	2,675	2,580
Impairment charges (note 5.3)	116	1,038	1,026
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	0	1,469	0
Other	1,403	868	1,533
Total	$ 56,653	$ 63,538	$ 67,309